STATEMENTS OF OPERATIONS	2 Months Ended
Dec. 31, 2019 USD ($) $ / shares shares
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Formation costs	$ 21,631
Net Loss	$ (21,631)
Weighted average shares outstanding, basic and diluted | shares	1,000
Basic and diluted loss per ordinary share | $ / shares	$ (21,631)